Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 93.4%
Argentina 2.0%
Grupo Financiero Galicia SA (ADR)* (Cost $5,563,871)	104,708	5,284,613
Brazil 58.3%
B3 SA - Brasil Bolsa Balcao	2,101,929	4,722,213
Banco Bradesco SA (ADR)	2,370,557	6,566,443
Banco Bradesco SA (Preferred)	1,704,637	4,727,704
Banco BTG Pactual SA (Units)	731,846	5,114,185
Centrais Eletricas Brasileiras SA	1,179,981	7,967,619
Centrais Eletricas Brasileiras SA (Preferred)	81,521	595,442
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	458,035	8,859,600
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	40,250	776,020
Cia Paranaense de Energia - Copel (ADR) (a)	29,571	252,536
Cia Paranaense de Energia - Copel "B" (Preferred)	3,475,092	7,360,340
Cyrela Brazil Realty SA Empreendimentos e Participacoes	372,300	1,630,273
Direcional Engenharia SA	312,868	2,178,518
Embraer SA	122,200	1,760,258
Embraer SA (ADR)	98,607	5,677,791
Equatorial Energia SA	1,165,944	7,094,090
Gerdau SA (ADR)	302,672	895,909
Gerdau SA (Preferred)	1,696,380	5,101,667
Hapvida Participacoes e Investimentos SA 144A*	448,229	2,647,165
Iguatemi SA (Units)	1,129,066	4,179,896
Itaú Unibanco Holding SA (Preferred)	1,377,640	8,650,306
Localiza Rent a Car SA	723,268	4,472,997
Lojas Renner SA	502,230	1,459,275
Motiva Infraestrutura de Mobilidade SA	1,088,482	2,392,909
Multiplan Empreendimentos Imobiliarios SA	454,403	2,053,093
NU Holdings Ltd. "A"*	84,526	1,032,908
Petroleo Brasileiro SA - Petrobras (ADR)	407,672	5,193,741
Petroleo Brasileiro SA - Petrobras (ADR) (Preferred)	504,674	5,864,312
Petroleo Brasileiro SA - Petrobras (Preferred)	1,026,585	5,984,005
Petroleo Brasileiro SA - Petrobras	225,557	1,441,667
PRIO SA*	1,250,600	9,422,688
Rede D'Or Sao Luiz SA 144A	730,605	4,240,459
Rumo SA	2,209,534	6,526,541
Suzano SA	612,887	5,707,969
Suzano SA (ADR) (a)	37,800	350,406
TOTVS SA	463,229	3,607,686
Vale SA	340,968	3,255,288
Vale SA (ADR)	190,900	1,819,277
WEG SA	772,453	5,119,292
(Cost $141,534,427)		156,702,488
Chile 4.7%
Banco de Chile	9,487,318	1,306,907
Banco de Chile (ADR)	32,569	889,785
Falabella SA	460,143	2,294,541

Latam Airlines Group SA (ADR)	91,864	3,985,979
Parque Arauco SA	2,105,882	4,295,730
(Cost $9,694,673)		12,772,942
Luxembourg 0.9%
Millicom International Cellular SA (Cost $1,627,956)	58,573	2,351,706
Mexico 23.3%
BBB Foods, Inc. "A"*	57,636	1,470,871
Cemex SAB de CV (ADR)	350,490	3,049,263
Coca-Cola Femsa SAB de CV (ADR)	80,194	6,659,310
Coca-Cola Femsa SAB de CV (Units)	14,232	118,292
Fibra MTY SAPI de CV (REIT) (a)	5,917,882	4,190,983
Fibra Uno Administracion SA de CV (REIT)	6,027,521	8,566,013
Fomento Economico Mexicano SAB de CV (ADR)	5,201	470,482
Fomento Economico Mexicano SAB de CV (Units)	136,368	1,232,842
GCC SAB de CV	253,792	2,372,851
Gentera SAB de CV	1,511,249	3,427,046
Grupo Aeroportuario del Sureste SAB de CV (ADR)	7,899	2,395,846
Grupo Aeroportuario del Sureste SAB de CV "B"	29,100	882,348
Grupo Financiero Banorte SAB de CV "O"	1,035,598	9,222,943
Grupo Mexico SAB de CV "B"	1,522,961	9,501,049
Grupo Televisa SAB (ADR)	2,830	7,924
Regional SAB de CV	267,443	2,067,810
Vista Energy SAB de CV (ADR)*	22,364	999,671
Wal-Mart de Mexico SAB de CV	2,071,373	6,104,868
(Cost $49,788,390)		62,740,412
Peru 4.0%
Credicorp Ltd. (Cost $4,736,579)	45,246	10,723,302
United States 0.2%
Southern Copper Corp. (Cost $563,181)	5,971	562,229
Total Equity Securities (Cost $213,509,077)		251,137,692

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $1,134,864)	1,134,864	1,134,864

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $214,643,941)	93.8	252,272,556
Other Assets and Liabilities, Net	6.2	16,586,891
Net Assets	100.0	268,859,447
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
2,045,725	—	910,861 (d)	—	—	42,029	—	1,134,864	1,134,864

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $1,073,534, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At July 31, 2025 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	63,736,165	24%
Industrials	33,213,960	12%
Utilities	32,905,647	12%
Materials	32,615,908	12%
Energy	28,906,084	11%
Real Estate	23,285,716	9%
Consumer Staples	16,056,665	6%
Consumer Discretionary	7,562,607	3%
Health Care	6,887,624	2%
Information Technology	3,607,686	1%
Communication Services	2,359,630	1%
Total	251,137,692	93%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$251,137,692	$—	$—	$251,137,692
Short-Term Investments	1,134,864	—	—	1,134,864
Total	$252,272,556	$—	$—	$252,272,556

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DLAEF-PH3